Short-Term and Long-Term Financial Liabilities (Details) - USD ($)		12 Months Ended
	Jul. 10, 2023	Dec. 31, 2022	Dec. 31, 2023
Short-Term and Long-Term Financial Liabilities (Details) [Line Items]
Long-term financial liabilities	$ 17,000,000
Convertible notes short term portion			$ 5,484,089
Convertible notes long term portion			$ 53,254,218
Cash Interest [Member]
Short-Term and Long-Term Financial Liabilities (Details) [Line Items]
Rate of interest			10.00%
PIK Interest [Member]
Short-Term and Long-Term Financial Liabilities (Details) [Line Items]
Rate of interest			5.00%
PFG Convertible Warrants [Member]
Short-Term and Long-Term Financial Liabilities (Details) [Line Items]
Convertible notes	19,274,415
Convertible Notes [Member]
Short-Term and Long-Term Financial Liabilities (Details) [Line Items]
Net proceeds from private investment	$ 35,500,000
Rate of interest		15.00%
Convertible Debt [Member]
Short-Term and Long-Term Financial Liabilities (Details) [Line Items]
Convertible note agreement maturity		2 years